1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
William J. Bielefeld william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

May 3, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re: Pomona Investment Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of Pomona Investment Fund (the “Registrant”), electronically transmitted for filing is the Registrant’s registration statement on Form N-2 (“Registration Statement”). This filing is being made for the purpose of (i) complying with the requirements of Rule 415(a)(5) under the Securities Act of 1933, as amended (“Securities Act”); (ii) updating certain financial information; and (iii) making certain other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

The Fund respectfully requests that the Staff of the Securities and Exchange Commission afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984). There have been no material changes in the Fund’s investment strategy, or other disclosures regarding its associated risks. As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in the Fund’s current registration statement on Form N-2 at the time it was declared effective as of July 31, 2017.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3386.

Very truly yours,

/s/William J. Bielefeld

William J. Bielefeld